Ordinary Shares and Equity Incentive Plan - Schedule of Ordinary Shares Reserved for Issuance (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	40,808,751	41,546,857
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)			0
2013 Equity Incentive Plan | Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	12,892,506	15,981,269
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	12,928,337	8,766,560	13,951,037
2021 Equity Incentive Plan | Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	14,488,408	16,299,528
Warrants To Purchase Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	499,500	499,500